Expense Example - Class A and Class C - Inverse Dow 2x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	654	1,029	1,428	2,541	362	805	1,375	2,925